Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 12,007,330	$ 10,652,600
Collective investments trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	412,000	447,000
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,811,459	2,647,365
Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	31,470	23,413
Fair Value | Duke Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,040,764	1,051,141
Fair Value | Common collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	518,520	492,601
Fair Value | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,031	6,892
Fair Value | BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,211,674	1,073,318
Total Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,811,459	2,647,365
Total Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	31,470	23,413
Total Level 1 | Duke Energy common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,040,764	1,051,141
Total Level 1 | Common collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	518,520	492,601
Total Level 1 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,031	6,892
Total Level 1 | BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,211,674	1,073,318
Publicly-traded stock | Collective investments trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,195,871	$ 8,005,235